Installment Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 166,966	¥ 148,863	¥ 134,211
Loans held for sale in installment loans	127,194	54,311
Loans held for sale measured at fair value	90,893	38,671
Installment loans	3,740,486	3,277,670
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	13,218	16,416
Fair value at the acquisition date of purchased loans acquired during the period	2,983	4,716
Purchased loans | Class Of Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans for which valuation allowances were provided	¥ 1,497	¥ 3,658